PRINCIPAL ACCOUNTING POLICIES - Dividends (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	¥ 7.6
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent	32.8	¥ 32.0	¥ 28.4
Dividends declared and paid	¥ 0.0	¥ 0.0	¥ 0.0